Equity - Share options, rollforward (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Share-Based Payment Arrangements [Abstract]
Options Outstanding (in shares) | shares	4,149,639	4,116,149
Options granted (in shares) | shares	540,116	1,834,919
Options exercised (in shares) | shares	(549,281)	(1,693,466)
Options forfeited (in shares) | shares	(98,907)	(107,963)
Options expired (in shares) | shares	0	0
Options Outstanding (in shares) | shares	4,041,567	4,149,639
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 7.07	$ 2.92
Weighted average exercise price of options granted (in usd per share) | $ / shares	21.12	12.36
Weighted average exercise price of options exercised (in usd per share) | $ / shares	4.33	2.77
Weighted average exercise price of options forfeited (in usd per share) | $ / shares	10.09	6.86
Weighted average exercise price of options expired (in usd per share) | $ / shares	0	0
Weighted average exercise price of options outstanding (in usd per share) | $ / shares	$ 9.25	$ 7.07